UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Massachusetts AMT
Tax-Free Money Market Fund -

Massachusetts AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007) for Massachusetts AMT Tax-Free Money Market and for the entire period (April 18, 2007 to July 31, 2007) for Institutional Class and Service Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value July 31, 2007	Expenses Paid During Period
Massachusetts AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,016.80	$ 1.70 B**
HypotheticalA	$ 1,000.00	$ 1,023.11	$ 1.71C**
Institutional Class
Actual	$ 1,000.00	$ 1,010.20	$ .58B
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00 C
Service Class
Actual	$ 1,000.00	$ 1,009.50	$ 1.30B
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Massachusetts AMT Tax-Free Money Market and multiplied by 105/365 (to reflect the period April 18, 2007 to July 31, 2007) for Institutional Class and Service Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Massachusetts AMT Tax-Free Money Market	.34%
Institutional Class	.20%
Service Class	.45%

** If changes to management fee and transfer agent contracts, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .30% and the expenses paid in the actual and hypothetical examples above would have been $1.50 and $1.51, respectively.

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/07	% of fund's investments 1/31/07	% of fund's investments 7/31/06
0 - 30	88.6	92.7	92.8
31 - 90	7.3	3.8	2.9
91 - 180	0.7	0.5	2.5
181 - 397	3.4	3.0	1.8
Weighted Average Maturity
	7/31/07	1/31/07	7/31/06
Fidelity Massachusetts AMT Tax-Free Money Market Fund	21 Days	17 Days	15 Days
Massachusetts Tax-Free Money Market Funds Average *	23 Days	18 Days	15 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2007	As of January 31, 2007
Variable Rate Demand Notes (VRDNs) 84.8%	Variable Rate Demand Notes (VRDNs) 89.8%
Commercial Paper (including CP Mode) 7.4%	Commercial Paper (including CP Mode) 3.0%
Tender Bonds 1.2%	Tender Bonds 0.6%
Municipal Notes 4.0%	Municipal Notes 2.2%
Other Investments 0.7%	Other Investments 1.6%
Net Other Assets 1.9%	Net Other Assets 2.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.1%
	Principal Amount	Value
Massachusetts - 86.8%
Amesbury Gen. Oblig. BAN 4.5% 8/9/07	$ 5,600,000	$ 5,600,911
Bedford Gen. Oblig. BAN 4.25% 7/24/08	15,400,000	15,479,888
Boston Gen. Oblig. Participating VRDN Series PZ 225, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,185,000	8,185,000
Boston Wtr. & Swr. Commission Rev. Series A, 3.68% 8/10/07, LOC Bank of America NA, CP	20,100,000	20,100,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	9,300,000	9,300,000
Falmouth Gen. Oblig. BAN 4% 3/14/08	19,189,000	19,225,878
Haverhill Gen. Oblig. BAN:
4.25% 12/14/07	7,000,000	7,013,764
4.5% 9/28/07	2,400,000	2,403,312
Malden Gen. Oblig. BAN 4% 12/14/07	5,000,000	5,006,248
Massachusetts Participating VRDN:
Series Clipper 06 11, 3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	19,605,000	19,605,000
Series Clipper 07 18, 3.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	54,600,000	54,600,000
Series MACN 06 I, 3.65% (Liquidity Facility Bank of America NA) (b)(c)	10,890,000	10,890,000
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 3.67% (Liquidity Facility Citibank NA) (b)(c)	2,800,000	2,800,000
Series EGL 04 31, Class A, 3.67% (Liquidity Facility Citibank NA) (b)(c)	5,000,000	5,000,000
Series EGL 99 2101, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(c)	4,645,000	4,645,000
Series LB 06 P51U, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	11,340,000	11,340,000
Series Merlots 00 H, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,400,000	8,400,000
Series PT 2250, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,275,000	6,275,000
Series PT 3616, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	8,010,000	8,010,000
Series PT 3619, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	13,360,000	13,360,000
Series Putters 1062, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	12,135,000	12,135,000
Series ROC II R 507, 3.66% (Liquidity Facility Citibank NA) (b)(c)	3,955,000	3,955,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Participating VRDN:
Series TOC 04 D, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	$ 5,800,000	$ 5,800,000
Series 1999, 3.64% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	25,200,000	25,200,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series Covers 06 02, 3.63% (Liquidity Facility Bank of New York, New York) (b)(c)	28,625,000	28,625,000
Series Merlots 06 B35, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	7,800,000	7,800,000
Series PT 1580, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,430,000	9,430,000
Series PT 2581, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	97,680,000	97,680,000
Series PT 2625, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	21,750,000	21,750,000
Series PT 3585, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	9,380,000	9,380,000
Series PT 3626, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	14,315,000	14,315,000
Series PT 3630, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	10,660,000	10,660,000
Series PT 3857, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	21,030,000	21,030,000
Series Putters 1824, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,300,000	5,300,000
Series ROC II R 7026, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(c)	11,360,000	11,360,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev. 3.64%, LOC KeyBank NA, VRDN (b)	7,500,000	7,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	13,000,000	13,000,000
Series LB 05 K10, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	8,180,000	8,180,000
Series MACN 06 P, 3.65% (Liquidity Facility Bank of America NA) (b)(c)	5,100,000	5,100,000
Series MS 974, 3.65% (Liquidity Facility Morgan Stanley) (b)(c)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.66%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Renaissance Charter School Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	$ 8,400,000	$ 8,400,000
(Boston Univ. Proj.) Series R3, 3.61% (XL Cap. Assurance, Inc. Insured), VRDN (b)	9,345,000	9,345,000
(Brooksby Village, Inc. Proj.) 3.6%, LOC LaSalle Bank NA, VRDN (b)	27,500,000	27,500,000
(Childrens Museum Proj.) 3.59%, LOC Citizens Bank of Massachusetts, VRDN (b)	20,000,000	20,000,000
(City Year Proj.) 3.6%, LOC Bank of America NA, VRDN (b)	8,900,000	8,900,000
(Draper Lab. Issue Proj.) Series 2000, 3.59% (MBIA Insured), VRDN (b)	23,090,000	23,090,000
(Edgewood Retirement Proj.) Series A, 3.69%, LOC Lloyds TSB Bank PLC, VRDN (b)	4,900,000	4,900,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) 3.6%, LOC Bank of America NA, VRDN (b)	13,600,000	13,600,000
(Lasell Village Proj.) 3.63%, LOC Bank of America NA, VRDN (b)	20,285,000	20,285,000
(Newton Country Day School Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
(Saint Mark's School Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	7,715,000	7,715,000
(Sherburne Commons, Inc. Proj.) 3.62%, LOC Comerica Bank, Detroit, VRDN (b)	3,400,000	3,400,000
(South Area Solomon Day School Proj.) 3.64%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000,000	9,000,000
(Thayer Academy Proj.) 3.63%, VRDN (b)	30,340,000	30,340,000
(WGBH Edl. Foundation Proj.) Series 2006 A, 3.61% (AMBAC Insured), VRDN (b)	52,325,000	52,325,000
Series 2001, 3.74% 10/11/07, LOC JPMorgan Chase Bank, CP	5,509,000	5,509,000
3.73% 10/1/07, LOC Bank of America NA, CP	13,778,000	13,778,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 3.6%, LOC Lloyds TSB Bank PLC, VRDN (b)	19,510,000	19,510,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2003 C, 5% 12/1/07 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,004,388
Series PT 2367, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,440,000	5,440,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series AAB 00 18, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	$ 4,600,000	$ 4,600,000
Series AAB 02 18, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	4,500,000	4,500,000
Series Clipper 07 06, 3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	17,900,000	17,900,000
Series EC 1107, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,900,000	5,900,000
Series EGL 00 2102, 3.67% (Liquidity Facility Citibank NA) (b)(c)	2,500,000	2,500,000
Series EGL 01 2105, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)	32,700,000	32,700,000
Series LB 05 P1U, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	3,760,000	3,760,000
Series LB 06 K16, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	4,000,000	4,000,000
Series LB P61W, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	15,475,000	15,475,000
Series MACN 05 C, 3.65% (Liquidity Facility Bank of America NA) (b)(c)	3,950,000	3,950,000
Series Merlots 04 B12, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	16,945,000	16,945,000
Series Merlots 06 B30, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,380,000	10,380,000
Series Merlots 06 B7, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	9,975,000	9,975,000
Series MS 01 535, 3.65% (Liquidity Facility Morgan Stanley) (b)(c)	5,400,000	5,400,000
Series MS 1015, 3.65% (Liquidity Facility Morgan Stanley) (b)(c)	3,000,000	3,000,000
Series MS 1186, 3.65% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(c)	5,500,000	5,500,000
Series PT 1281, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,000,000	5,000,000
Series PT 2279, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,250,000	5,250,000
Series PT 2299, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,160,000	5,160,000
Series PT 2332, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,420,000	5,420,000
Series PT 2426, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2618, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 9,940,000	$ 9,940,000
Series PT 2623, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,270,000	10,270,000
Series PT 3202, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,260,000	6,260,000
Series PT 3222, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	17,900,000	17,900,000
Series PT 3423, 3.64% (Liquidity Facility DEPFA BANK PLC) (b)(c)	2,900,000	2,900,000
Series PT 3625, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,660,000	7,660,000
Series PT 3673, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,565,000	7,565,000
Series PT 921, 3.64% (Liquidity Facility BNP Paribas SA) (b)(c)	5,430,000	5,430,000
Series PT 983, 3.64% (Liquidity Facility DEPFA BANK PLC) (b)(c)	7,395,000	7,395,000
Series PT 987, 3.64% (Liquidity Facility DEPFA BANK PLC) (b)(c)	8,140,000	8,140,000
Series Putters 1845, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	18,495,000	18,495,000
Series Putters 301, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,605,000	4,605,000
Series RBC I 32, 3.64% (Liquidity Facility Royal Bank of Canada) (b)(c)	19,800,000	19,800,000
Series ROC II R 11090, 3.66% (Liquidity Facility Citibank NA) (b)(c)	15,510,000	15,510,000
Series ROC II R102, 3.66% (Liquidity Facility Citibank NA) (b)(c)	4,865,000	4,865,000
Series SG 126, 3.64% (Liquidity Facility Societe Generale) (b)(c)	3,255,000	3,255,000
Series 1997 B, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	27,000,000	27,000,000
Series 2005 A, 3.61% (Liquidity Facility Citibank NA), VRDN (b)	19,070,000	19,070,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series Solar 07 10, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	13,800,000	13,800,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.65% (Liquidity Facility Morgan Stanley) (b)(c)	10,500,000	10,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Clipper 07 08, 3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	$ 4,200,000	$ 4,200,000
Series Merlots 00 T, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	1,575,000	1,575,000
Series Merlots 00 WW, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	13,000,000	13,000,000
Series Merlots 97 Y, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	4,335,000	4,335,000
Series PA 1385, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,610,000	2,610,000
Series PA 1478, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,790,000	8,790,000
Series PA 1482, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,260,000	9,260,000
Series PA 595R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,000,000	4,000,000
Series PA 973R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,300,000	3,300,000
Series PT 2664, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,010,000	7,010,000
Series PT 2665, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,575,000	9,575,000
Series PT 2872, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,920,000	6,920,000
Series PT 904, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	10,520,000	10,520,000
Series SGB 42, 3.65% (Liquidity Facility Societe Generale) (b)(c)	8,700,000	8,700,000
Series Solar 07 001, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)(d)	7,300,000	7,300,000
(Baystate Med. Ctr. Proj.) Series G, 3.61%, LOC Bank of America NA, VRDN (b)	38,800,000	38,800,000
(Boston Univ. Proj.) Series 2001 Q1, 3.61% (XL Cap. Assurance, Inc. Insured), VRDN (b)	16,900,000	16,900,000
(Children's Hosp. Proj.) Series L-2, 3.66% (AMBAC Insured), VRDN (b)	8,340,000	8,340,000
(CIL Realty of Massachusetts Proj.) Series 2007, 3.61%, LOC HSBC Bank USA, VRDN (b)	8,330,000	8,330,000
(Harvard Univ. Proj.) Series BB 3.59%, VRDN (b)	30,000,000	30,000,000
(Harvard Vanguard Med. Associates Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	29,480,000	29,480,000
(Home for Little Wanderers Proj.) Series B, 3.61%, LOC Citizens Bank of Massachusetts, VRDN (b)	4,185,000	4,185,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.):
Series P1, 3.6% (FSA Insured), VRDN (b)	$ 44,780,000	$ 44,780,000
Series P2, 3.61% (FSA Insured), VRDN (b)	61,300,000	61,300,000
Series B, 3.61%, LOC Citizens Bank of Massachusetts, VRDN (b)	7,925,000	7,925,000
3.7% 8/8/07, CP	26,900,000	26,900,000
3.71% 9/10/07, CP	13,000,000	13,000,000
3.71% 9/13/07, CP	24,504,000	24,504,000
3.73% 9/12/07, CP	5,599,000	5,599,000
3.74% 9/13/07, CP	8,700,000	8,700,000
3.75% 9/13/07, CP	7,700,000	7,700,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Merlots H, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,375,000	8,375,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 3.75% tender 9/13/07, CP mode	6,700,000	6,700,000
Series 1993 A:
3.75% tender 9/12/07, CP mode	6,500,000	6,500,000
3.79% tender 9/13/07, CP mode	6,300,000	6,300,000
Series 1993 B, 3.78% tender 9/12/07, CP mode	12,000,000	12,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	15,800,000	15,209,777
(Cap. Appreciation) Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800,000	5,800,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.63%, LOC Bank of America NA, VRDN (b)	2,500,000	2,500,000
Series 1994 B, 3.63%, LOC Bank of America NA, VRDN (b)	3,800,000	3,800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.61%, LOC Bank of America NA, VRDN (b)	3,555,000	3,555,000
(Youville Place Proj.) Series 1996, 3.67% (AMBAC Insured), VRDN (b)	3,700,000	3,700,000
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series PA 599R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,850,000	4,850,000
Series Putters 893, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	12,330,000	12,330,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2003 A, 3.7% 9/6/07, LOC Bank of New York, New York, CP	$ 15,000,000	$ 15,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	30,500,000	30,500,000
Series EGL 07 0033, 3.65% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)	19,800,000	19,800,000
Series EGL 07 0067, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	19,100,000	19,100,000
Series EGL 07 0092, 3.65% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (b)(c)	33,500,000	33,500,000
Series EGL 7050070 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(c)	10,000,000	10,000,000
Series MS 06 1340, 3.65% (Liquidity Facility Morgan Stanley) (b)(c)	8,245,000	8,245,000
Series PT 3105, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,300,000	6,300,000
Series PT 4230, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	30,090,000	30,090,000
Series Putters 1197, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,705,000	7,705,000
Series Putters 1376, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,620,000	9,620,000
Series Putters 1430, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	10,235,000	10,235,000
Series Putters 1744, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	13,100,000	13,100,000
Series Putters 1819, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,320,000	5,320,000
Series Putters 1920, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	13,950,000	13,950,000
Series Putters 1984, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	21,000,000	21,000,000
Series ROC II R 613, 3.66% (Liquidity Facility Citibank NA) (b)(c)	15,230,000	15,230,000
Series ROC II R414, 3.66% (Liquidity Facility Citibank NA) (b)(c)	2,595,000	2,595,000
Series Stars 07 22, 3.65% (Liquidity Facility BNP Paribas SA) (b)(c)	9,920,000	9,920,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series A:
3.7% 10/5/07, LOC Bank of Nova Scotia, New York Agcy., CP	$ 10,900,000	$ 10,900,000
3.72% 9/5/07, LOC Bank of Nova Scotia, New York Agcy., CP	30,500,000	30,500,000
3.75% 10/2/07, LOC Bank of Nova Scotia, New York Agcy., CP	5,000,000	5,000,000
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Bonds Series PT 3058, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	18,880,000	18,880,000
Participating VRDN:
Series EGL 04 25 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(c)	2,015,000	2,015,000
Series MACN 05 K, 3.65% (Liquidity Facility Bank of America NA) (b)(c)	7,000,000	7,000,000
Series PT 3511, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	6,980,000	6,980,000
Series PT 3573, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,780,000	3,780,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series ROC II R 536, 3.66% (Liquidity Facility Citibank NA) (b)(c)	6,510,000	6,510,000
Series SG 124, 3.64% (Liquidity Facility Societe Generale) (b)(c)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	19,885,000	19,885,000
Massachusetts Wtr. Auth. Participating VRDN Series LB 07 KL3, 3.65% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)	8,685,000	8,685,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,820,000	5,820,000
Participating VRDN:
Series PT 2368, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,770,000	7,770,000
Series Putters 1627, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,045,000	5,045,000
Series Putters 578, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	15,000	15,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Participating VRDN:
Series Putters 867T, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	$ 6,035,000	$ 6,035,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. & Swr. Rev. Participating VRDN:
Series MSTC 7030, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	7,500,000	7,500,000
Series MSTC 7034, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	8,665,000	8,665,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(c)	9,170,000	9,170,000
Series SGA 87, 3.73% (Liquidity Facility Societe Generale) (b)(c)	6,975,000	6,975,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev:
Participating VRDN:
Series AAB 05 10, 3.65% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	5,500,000	5,500,000
Series AAB 07 22, 3.65% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	17,330,000	17,330,000
Series Austin 04 B, 3.65% (Liquidity Facility Bank of America NA) (b)(c)	10,755,000	10,755,000
Series EGL 02 2101, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(c)	4,600,000	4,600,000
Series EGL 06 0054, 3.67% (Liquidity Facility Citibank NA) (b)(c)	7,300,000	7,300,000
Series EGL 06 0097, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	3,700,000	3,700,000
Series EGL 7050015, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	7,000,000	7,000,000
Series MS 04 1038, 3.65% (Liquidity Facility Morgan Stanley) (b)(c)	8,870,000	8,870,000
Series MSTC 5028, 3.63% (Liquidity Facility Branch Banking & Trust Co.) (b)(c)	7,320,000	7,320,000
Series MSTC 7039, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	23,065,000	23,065,000
Series PT 3855, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	6,800,000	6,800,000
Series Putters 1789B, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	5,600,000	5,600,000
Series Putters 1905, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	17,075,000	17,075,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev: - continued
Participating VRDN:
Series Putters 826, 3.64% (Liquidity Facility Dresdner Bank AG) (b)(c)	$ 3,320,000	$ 3,320,000
Series ROC II R 252, 3.66% (Liquidity Facility Citibank NA) (b)(c)	6,585,000	6,585,000
Series 1997 B, 3.6% (AMBAC Insured), VRDN (b)	13,455,000	13,455,000
Series 1998 D, 3.6% (FGIC Insured), VRDN (b)	33,100,000	33,100,000
Series 2000 C, 3.6% (FGIC Insured), VRDN (b)	7,460,000	7,460,000
Series 2001 A, 3.61% (FGIC Insured), VRDN (b)	5,255,000	5,255,000
Series 2002 C, 3.74%, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,820,000	3,820,000
Melrose Gen. Oblig. BAN 3.85% 8/9/07	7,610,000	7,610,193
Nantucket Gen. Oblig. BAN 4% 2/28/08	14,400,000	14,422,539
New Bedford Gen. Oblig. BAN Series 2007 B, 4% 2/15/08	4,045,000	4,052,306
Revere Gen. Oblig. BAN 4% 12/14/07	7,000,000	7,004,947
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	6,535,000	6,535,000
Series EGL 01 2101, 3.67% (Liquidity Facility Citibank NA) (b)(c)	2,200,000	2,200,000
Salem Gen. Oblig. BAN 4% 10/23/07	7,967,000	7,970,488
Springfield Gen. Oblig. Participating VRDN Series PT 3998, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,280,000	9,280,000
Tewksbury Gen. Oblig. BAN 4.65% 3/28/08	10,075,000	10,142,572
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Participating VRDN:
Series PT 2242, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,590,000	2,590,000
Series ROC II R 2038, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(c)	5,080,000	5,080,000
Series 1, 3.61% (AMBAC Insured), VRDN (b)	26,300,000	26,300,000
Winchester Gen. Oblig. BAN 4.25% 7/10/08	13,710,000	13,778,282
		2,568,176,993
Puerto Rico - 11.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (b)(c)	32,400,000	32,400,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 3.66% (Liquidity Facility Bank of New York, New York) (b)(c)	24,410,000	24,410,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN: - continued
Series MT 218, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 26,740,000	$ 26,740,000
Series MT 251, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,000,000	9,000,000
Series ROC II R185, 3.64% (Liquidity Facility Citibank NA) (b)(c)	4,000,000	4,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	46,555,000	46,555,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.66% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	2,000,000	2,000,000
Series ROC II 99 2, 3.64% (Liquidity Facility Citibank NA) (b)(c)	1,500,000	1,500,000
Series ROC II R 790, 3.64% (Liquidity Facility Citibank NA) (b)(c)	78,600,000	78,600,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 3.66% (Liquidity Facility Bank of New York, New York) (b)(c)	14,160,000	14,160,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EC 1144, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	15,000,000	15,000,000
Series EGL 06 102 Class A, 3.65% (Liquidity Facility Citibank NA) (b)(c)	8,000,000	8,000,000
Series Merlots B03, 3.66% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,330,000	10,330,000
Series Putters 1818, 3.63% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	24,640,000	24,640,000
Series Putters 1868, 3.63% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	14,915,000	14,915,000
Series Putters 815, 3.63% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	13,385,000	13,385,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN: - continued
Series ROC II R 11110 CE, 3.64% (Liquidity Facility Citibank NA) (b)(c)	$ 9,485,000	$ 9,485,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.66%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,100,000	1,100,000
		336,220,000
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,904,396,993)		2,904,396,993
NET OTHER ASSETS - 1.9%		55,691,047
NET ASSETS - 100%		$ 2,960,088,040
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,605,000 or 0.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,440,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 2367, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,440,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Solar 07 001, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota)	1/4/07 - 6/21/07	$ 7,300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series PT 3058, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	7/28/05 - 9/21/05	$ 18,880,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,820,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 191,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,904,396,993)		$ 2,904,396,993
Cash		42,681,628
Receivable for investments sold		173,690
Receivable for fund shares sold		16,754,642
Dividends receivable		1,360
Interest receivable		20,006,268
Receivable from investment adviser for expense reductions		81,779
Other receivables		418,580
Total assets		2,984,514,940

Liabilities
Payable for investments purchased	$ 14,963,995
Payable for fund shares redeemed	7,866,472
Distributions payable	970,631
Accrued management fee	474,806
Distribution fees payable	21
Other affiliated payables	150,975
Total liabilities		24,426,900

Net Assets		$ 2,960,088,040
Net Assets consist of:
Paid in capital		$ 2,959,831,354
Distributions in excess of net investment income		(245)
Accumulated undistributed net realized gain (loss) on investments		256,931
Net Assets		$ 2,960,088,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2007 (Unaudited)

Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($760,574,898 ÷ 760,197,919 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,199,412,174 ÷ 2,199,095,876 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($100,968 ÷ 100,955 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Interest		$ 40,403,745
Income from Fidelity Central Funds		191,590
Total income		40,595,335

Expenses
Management fee	$ 2,979,005
Transfer agent fees	606,124
Distribution fees	72
Independent trustees' compensation	3,235
Total expenses before reductions	3,588,436
Expense reductions	(1,152,661)	2,435,775
Net investment income		38,159,560
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		96,234
Net increase in net assets resulting from operations		$ 38,255,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,159,560	$ 49,954,580
Net realized gain (loss)	96,234	389,261
Net increase in net assets resulting from operations	38,255,794	50,343,841
Distributions to shareholders from net investment income	(38,158,896)	(49,955,001)
Distributions to shareholders from net realized gain	-	(174,209)
Total distributions	(38,158,896)	(50,129,210)
Share transactions - net increase (decrease)	1,128,126,707	443,132,956
Total increase (decrease) in net assets	1,128,223,605	443,347,587

Net Assets
Beginning of period	1,831,864,435	1,388,516,848
End of period (including distributions in excess of net investment income of $245 and distributions in excess of net investment income of $909, respectively)	$ 2,960,088,040	$ 1,831,864,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.031	.022	.009	.007	.011
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.017	.031	.022	.009	.007	.011
Distributions from net investment income	(.017)	(.031)	(.022)	(.009)	(.007)	(.011)
Distributions from net realized gain	-	-F	-	-F	-F	-
Total distributions	(.017)	(.031)	(.022)	(.009)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.68%	3.15%	2.19%	.95%	.69%	1.11%
Ratios to Average Net Assets D,E
Expenses before reductions	.36%A	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.34%A	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.28%A	.32%	.32%	.38%	.39%	.37%
Net investment income	3.34%A	3.11%	2.20%	.90%	.68%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 760,575	$ 1,831,864	$ 1,388,517	$ 986,968	$ 999,019	$ 1,031,989

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended July 31, 2007 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.010
Net realized and unrealized gain (loss)G	-
Total from investment operations	.010
Distributions from net investment income	(.010)
Net asset value, end of period	$ 1.00
Total ReturnB, C	1.02%
Ratios to Average Net AssetsD, F
Expenses before reductions	.25%A
Expenses net of fee waivers, if any	.20%A
Expenses net of all reductions	.11%A
Net investment income	3.54%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,199,412

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Period ended July 31, 2007E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.010
Net realized and unrealized gain (loss)G	-
Total from investment operations	.010
Distributions from net investment income	(.010)
Net asset value, end of period	$ 1.00
Total ReturnB, C	.95%
Ratios to Average Net AssetsD, F
Expenses before reductions	.51%A
Expenses net of fee waivers, if any	.45%A
Expenses net of all reductions	.37%A
Net investment income	3.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of shares of Institutional Class, Service Class, and the existing class was designated Massachusetts AMT Tax-Free Money Market on April 18, 2007. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation, and expiring capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 2,904,396,993

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Board of Trustees approved an amendment to the management contract lowering the management fee from .43% to .20% of average net assets effective April 1, 2007. Under the amended management contract, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. For the period the total annualized management fee rate was .27% of the Fund's average net assets.

In addition, the Board of Trustees approved a new expense contract for Massachusetts AMT Tax-Free Money Market effective April 1, 2007. Under the expense contract, FMR pays class level expenses so that the total expenses do not exceed, expressed as a percentage of class average net assets, .35%, with certain exceptions such as interest expense, including commitment fees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 72	$ 72

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Board of Trustees approved a new transfer agent contract with Citibank and a new sub-arrangement with FSC effective April 1, 2007. Under the new contract, transfer agent fees for each class are based on an annual rate, expressed as a percentage of each class' average net assets, of .10% for Massachusetts AMT Tax-Free Money Market and .05% each for Institutional Class shares and Service Class shares. Prior to April 1, 2007, FMR paid for the transfer agent fees on behalf of Massachusetts AMT Tax-Free Money Market under the terms of the management fee contract. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets*
Massachusetts AMT Tax-Free Money Market	$ 403,894.06
Institutional Class	202,214.05
Service Class	16.06
	$ 606,124

* Annualized

6. Expense Reductions.

Prior to April 1, 2007, FMR voluntarily agreed to reimburse the Fund to the extent operating expenses exceeded .40% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $133,063. Effective April 1, 2007, under the new expense contract for Massachusetts AMT Tax-Free Money Market, the voluntary expense limitation was eliminated. Effective April 18, 2007, FMR has contractually agreed to reimburse Institutional Class and Service Class to the extent that annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $198,034 and $16, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $805,512. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Massachusetts AMT Tax-Free Money Market	$ 15,701
Institutional Class	335
$ 16,036

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Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2007A	Year ended January 31, 2007
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 23,945,836	$ 49,955,001
Institutional Class	14,212,105	-
Service Class	955	-
Total	$ 38,158,896	$ 49,955,001
From net realized gain Massachusetts AMT Tax-Free Money Market	$ -	$ 174,209
Institutional Class	-	-
Service Class	-	-
Total	$ -	$ 174,209

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to July 31, 2007.

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9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2007A	Year ended January 31, 2007
Massachusetts AMT Tax-Free Money Market Shares sold	780,251,012	1,479,862,698
Reinvestment of distributions	21,348,977	44,263,825
Shares redeemed	(1,872,670,113)	(1,080,993,567)
Net increase (decrease)	(1,071,070,124)	443,132,956
Institutional Class Shares sold	2,419,533,133	-
Reinvestment of distributions	12,128,462	-
Shares redeemed	(232,565,719)	-
Net increase (decrease)	2,199,095,876	-
Service Class Shares sold	100,000	-
Reinvestment of distributions	955	-
Shares redeemed	-	-
Net increase (decrease)	100,955	-

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to July 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts AMT Tax-Free Money Market Fund

On March 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund, effective April 1, 2007. The Amended Contract lowers the fund's management fee from 43 basis points to 20 basis points of the fund's average daily net assets. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies.

Investment Performance. The Board noted that the approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided to the fund will benefit shareholders of the fund.

Competitiveness of Management Fees and Total Fund Expenses. The Board considered that under the fund's existing management contract, the fund was paying an all-inclusive management fee, whereby FMR was responsible for payment of virtually all fund-level expenses. In approving the Amended Contract, the Board considered that the Amended Contract requires FMR to pay fund-level expenses (such as custody, pricing and bookkeeping, legal, and audit fees), but not class-level expenses (such as transfer agent fees and 12b-1 fees). The Board also considered that the Amended Contract reduces the fund's management fee from 43 basis points to 20 basis points of the fund's average daily assets. The Board noted that the lower management fee rate proposed for the fund would have ranked the fund's management fee below the median of its competitors for 2006.

Semiannual Report

In connection with its review of the fund's total expenses, the Board considered the fund's management fee as well as the fund's non-management expenses, such as transfer agent fees. The Board approved changes (effective April 1, 2007) in the contractual arrangements for the fund that (i) set the transfer agent fee at 10 basis points, and (ii) limit total expenses of the fund to 35 basis points, pursuant to a new expense contract. The Board noted that projected total expenses for the fund's shareholders would be 30 basis points, and that total expenses may not exceed 35 basis points without Board and shareholder approval.

The Board recognized that, although the new flat transfer agent fee rate would be higher than the effective rate for calendar year 2006 (approximately 7.6 bp), total expenses paid by shareholders would be 5 to 10 basis points lower under the new contractual expense arrangements. The Board also noted that the projected total expenses of the fund would have ranked below the median of its competitors for 2006.

Based on this review, the Board concluded that the fund's management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. In connection with its approval of the fund's Amended Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that reduces the management fee and total expenses that the fund pays. The Board noted Fidelity's assertion that reducing the management fee for the fund would reduce Fidelity's profitability. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. In connection with its approval of the fund's Amended Contract, the Board did not consider economies of scale because the arrangement lowers the fund's management fee and, under the expense contract, FMR will bear all class-level expenses of the fund's existing class of shareholders so that the class's total expenses do not exceed 35 basis points. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structure is fair and reasonable, and that the Amended Contract should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Institutional Class or Service Class as of December 31, 2006.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 19% means that 81% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee (in effect through March 31, 2007). In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's amended and restated management contract, effective April 1, 2007.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

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Furthermore, the Board considered that, on March 15, 2007, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 43 basis points to 20 basis points, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board noted that, if the amended and restated management contract had been in effect for 2006, 91% of the funds in the Total Mapped Group would have had higher management fees than the fund, and the fund's management fee would have ranked in the first ASPG quartile.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement (in effect through March 31, 2007). The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's amended and restated management contract, effective April 1, 2007. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006. The Board considered that, if the fund's lower management fee had been in effect for 2006, it would have reduced the fund's total expenses by 10 basis points.

Furthermore, the Board considered that, on March 15, 2007, it had approved changes (effective April 1, 2007) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 20 basis points, (ii) set the "class-level" transfer agent fee for Fidelity Massachusetts AMT Tax-Free Money Market (retail class) at a fixed rate of 10 basis points, and (iii) limit the total expenses of Fidelity Massachusetts AMT Tax-Free Money Market (retail class) to 35 basis points. These contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (iii), the shareholders of the applicable class. Institutional Class and Service Class (which commenced operations on April 17, 2007) are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees). In addition, the Board considered that, effective April 18, 2007, FMR contractually agreed to limit the total expenses of Institutional Class and Service Class to 20 basis points and 45 basis points, respectively. These contractual arrangements may not be increased without Board approval.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMA-USAN-0907
1.854002.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Massachusetts
Municipal Income Fund

Fidelity Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Massachusetts Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Fidelity Massachusetts Municipal Income Fund
Actual	$ 1,000.00	$ 1,011.00	$ 2.34
Hypothetical A	$ 1,000.00	$ 1,022.46	$ 2.36
Fidelity Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.00	$ 2.55
Hypothetical A	$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Massachusetts Municipal Income Fund	.47%
Fidelity Massachusetts Municipal Money Market Fund	.51%

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	18.3	16.2
General Obligations	16.7	18.8
Transportation	15.4	14.7
Escrowed/Pre-Refunded	14.5	16.7
Education	13.8	12.8
Weighted Average Maturity as of July 31, 2007
		6 months ago
Years	7.8	7.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of July 31, 2007
6 months ago
Years	6.8	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2007	As of January 31, 2007
AAA 71.2%	AAA 71.2%
AA, A 22.9%	AA, A 26.5%
BBB 2.4%	BBB 1.1%
BB and Below 1.1%	BB and Below 1.1%
Not Rated 1.4%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets* (0.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 2,115,000	$ 2,235,301
Massachusetts - 94.4%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,399,580
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,378,315
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,065,561
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,104,749
5% 8/1/17 (MBIA Insured)	7,990,000	8,308,082
5% 8/1/18 (MBIA Insured)	6,200,000	6,444,032
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,222,346
5.75% 11/1/13	1,975,000	2,081,946
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,093,835
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,551,376
5% 6/15/19 (FSA Insured)	1,535,000	1,613,669
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,578,179
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,104,690
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,477,266
5% 5/15/19 (AMBAC Insured)	1,000,000	1,056,400
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25 (Pre-Refunded to 6/1/10 @ 101) (d)	11,695,000	12,408,629
6% 6/1/15 (Pre-Refunded to 6/1/10 @ 101) (d)	2,545,000	2,717,220
6% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (d)	3,195,000	3,411,206
6% 6/1/18 (Pre-Refunded to 6/1/10 @ 101) (d)	3,390,000	3,619,401
6% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (d)	3,335,000	3,560,679
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,385,339
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,062,610
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,451,139
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,502,129
5% 12/15/19 (MBIA Insured)	1,310,000	1,383,229
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,258,669
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,379,470
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,495,690
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,166,402
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Wtr. & Swr. Commission Gen. Rev. Series A: - continued
5% 6/1/19 (MBIA Insured)	$ 1,560,000	$ 1,638,187
5% 12/1/32 (MBIA Insured)	2,000,000	2,062,180
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,589,456
5% 8/15/20	1,465,000	1,544,828
Martha's Vineyard Land Bank Rev.:
5% 5/1/18 (AMBAC Insured)	2,070,000	2,206,289
5% 5/1/34 (AMBAC Insured)	1,000,000	1,030,500
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,025,000	3,651,024
Series A:
5% 7/1/31 (Pre-Refunded to 7/1/15 @ 100) (d)	10,000,000	10,693,100
5.25% 7/1/30	7,085,000	7,300,313
5.5% 3/1/12	4,350,000	4,534,701
5.75% 7/1/15	85,000	89,620
5.75% 7/1/18	330,000	347,285
7% 3/1/21	1,500,000	1,804,125
Series B, 6.2% 3/1/16	27,525,000	30,905,070
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Sr. Series A, 5.25% 7/1/32	7,745,000	8,621,889
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,589,960
Sr. Series C:
5.25% 7/1/19	4,430,000	4,844,870
5.25% 7/1/21	4,000,000	4,394,600
5.25% 7/1/23	3,950,000	4,359,773
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
5% 1/1/14	1,500,000	1,570,215
5% 1/1/17	1,250,000	1,316,100
5% 1/1/19	2,000,000	2,086,880
5% 1/1/20	3,000,000	3,127,980
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,646,125
5% 7/1/21	3,090,000	3,262,947
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,317,100
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,918,225
5.25% 7/1/31	11,785,000	12,235,187
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Mount Holyoke College Proj.):
5.5% 7/1/14	$ 750,000	$ 793,950
5.5% 7/1/15	910,000	962,644
5.5% 7/1/16	590,000	623,913
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,226,762
5.5% 10/1/28	5,660,000	5,603,683
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (b)(c)	10,250,000	10,652,415
Massachusetts Edl. Fing. Auth. Rev.:
Series A:
Issue E:
4.55% 7/1/09 (AMBAC Insured) (c)	700,000	697,354
4.65% 7/1/10 (AMBAC Insured) (c)	1,670,000	1,667,245
4.75% 7/1/11 (AMBAC Insured) (c)	2,875,000	2,869,825
4.8% 7/1/12 (AMBAC Insured) (c)	745,000	747,064
4.95% 7/1/14 (AMBAC Insured) (c)	1,405,000	1,417,209
5% 7/1/15 (AMBAC Insured) (c)	665,000	671,816
Issue G, 5% 12/1/11 (MBIA Insured) (c)	1,200,000	1,204,692
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (c)	1,060,000	1,056,014
4.9% 12/1/11 (AMBAC Insured) (c)	1,515,000	1,520,848
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	1,041,154
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (d)	3,050,000	3,137,169
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	7,320,000	7,529,206
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	8,310,000	8,565,948
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (d)	5,820,000	5,976,791
Series 2000 A:
5.75% 6/15/11	8,660,000	9,174,491
5.75% 12/15/11	9,510,000	10,074,989
5.75% 6/15/12	5,000,000	5,290,550
5.75% 6/15/13	8,000,000	8,480,480
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (d)	5,035,000	5,312,932
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	660,000	677,068
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 1992 D, 6% 5/1/08 (Escrowed to Maturity) (d)	$ 350,000	$ 355,835
Series 2001 D:
5.5% 11/1/18	2,000,000	2,227,180
5.5% 11/1/20	1,000,000	1,120,140
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	7,845,040
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,500,550
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,171,022
Series 2005 A, 5% 3/1/25 (Pre-Refunded to 3/1/15 @ 100) (d)	15,420,000	16,450,210
Series 2005 C, 5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100) (d)	26,840,000	28,733,562
Series 2006 D:
5% 8/1/19	8,990,000	9,496,497
5% 8/1/20 (Pre-Refunded to 8/1/16 @ 100) (d)	4,000,000	4,290,320
5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (d)	8,700,000	9,331,446
Series A:
4.149% 5/1/37 (FGIC Insured) (b)	20,000,000	19,978,600
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,302,450
5% 3/1/18 (FSA Insured)	15,000,000	15,891,300
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (d)	60,000	64,009
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (d)	1,235,000	1,317,510
5% 3/1/21 (Pre-Refunded to 3/1/15 @ 100) (d)	4,135,000	4,411,259
Series B:
5.25% 9/1/20 (FSA Insured)	4,255,000	4,678,373
5.25% 9/1/22 (FSA Insured)	15,000,000	16,568,550
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	1,907,062
Series D:
5% 8/1/21 (Pre-Refunded to 8/1/16 @ 100) (d)	5,750,000	6,167,335
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,065,468
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	256,260
5.5% 10/1/18	6,000,000	6,677,640
Series E:
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (d)	25,300,000	27,176,754
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,315,000	4,594,396
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	740,001
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	$ 1,305,000	$ 1,372,586
5.75% 7/1/18	1,300,000	1,358,019
5.75% 7/1/19	1,455,000	1,517,347
5.75% 7/1/20	500,000	519,875
5.75% 7/1/33	3,000,000	3,125,910
(Berklee College of Music Proj.) Series A:
5% 10/1/16 (a)	1,000,000	1,059,480
5% 10/1/19 (a)	3,290,000	3,452,888
5% 10/1/21 (a)	3,270,000	3,415,548
5% 10/1/23 (a)	2,000,000	2,082,380
5% 10/1/25 (a)	5,950,000	6,175,386
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	11,815,000	11,830,596
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,851,196
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,435,364
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,521,350
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	39,135,000	40,825,632
(Lahey Clinic Med. Ctr. Proj.) Series C, 5% 8/15/30 (FGIC Insured)	5,190,000	5,338,538
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (ACA Finl. Guaranty Corp. Insured)	2,000,000	2,015,820
5.25% 7/1/09 (ACA Finl. Guaranty Corp. Insured)	2,540,000	2,586,507
5.25% 7/1/10 (ACA Finl. Guaranty Corp. Insured)	2,000,000	2,036,320
5.25% 7/1/11 (ACA Finl. Guaranty Corp. Insured)	3,025,000	3,077,484
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	11,110,000	11,750,492
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,289,295
Series K, 5.375% 7/1/17	6,805,000	7,499,722
Series L:
5% 7/1/18	4,315,000	4,653,728
5% 7/1/23	3,990,000	4,323,724
5.25% 7/1/33	14,000,000	15,828,260
(Med. Academic & Scientific Proj.) Series A, 6.625% 1/1/15	5,650,000	5,663,617
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	17,000,000	17,361,080
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	$ 1,000,000	$ 1,000,860
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,625,840
(Partners HealthCare Sys. Proj.):
Series 1997 A:
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,927,813
5.375% 7/1/24 (MBIA Insured)	7,430,000	7,513,885
Series C:
5.75% 7/1/21	2,500,000	2,652,125
5.75% 7/1/32	190,000	200,439
5.75% 7/1/32 (Pre-Refunded to 7/1/11 @ 101) (d)	4,810,000	5,185,613
Series E:
5% 7/1/17	1,255,000	1,301,046
5% 7/1/19	1,390,000	1,440,262
Series F:
5% 7/1/17	1,410,000	1,474,578
5% 7/1/19	1,760,000	1,835,821
5% 7/1/20	2,350,000	2,444,846
5% 7/1/21	1,150,000	1,192,527
5% 7/1/22	1,855,000	1,921,094
Series G:
5% 7/1/18	1,500,000	1,564,260
5% 7/1/20	1,300,000	1,349,361
5% 7/1/22	1,350,000	1,396,886
5% 7/1/27	7,750,000	7,932,203
5% 7/1/28	5,515,000	5,635,889
(South Shore Hosp. Proj.) Series F:
5.125% 7/1/08	2,000,000	2,021,480
5.25% 7/1/09	2,120,000	2,166,258
5.5% 7/1/12	2,165,000	2,240,515
5.625% 7/1/19	1,000,000	1,036,780
5.75% 7/1/29	4,350,000	4,506,078
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	5,231,350
Series J, 5.5% 8/15/17	500,000	556,665
(UMass Worcester Proj.) Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	593,120
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(UMass Worcester Proj.) Series B:
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (d)	$ 435,000	$ 459,042
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,061,071
5% 7/1/20	2,075,000	2,163,229
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,047,733
Series 2006 L:
5% 7/1/17	1,000,000	1,065,810
5% 7/1/18	1,000,000	1,061,210
5% 7/1/19	1,695,000	1,789,717
5% 7/1/20	2,410,000	2,539,176
5% 7/1/21	2,535,000	2,665,122
5% 7/1/36	9,205,000	9,518,983
Series G, 5.5% 7/1/14 (Pre-Refunded to 7/1/09 @ 101) (d)	3,665,000	3,817,611
(Worcester City Campus Proj.) Series E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,270,048
5% 10/1/18 (FGIC Insured)	1,985,000	2,106,164
5% 10/1/19 (FGIC Insured)	1,350,000	1,426,100
5% 10/1/20 (FGIC Insured)	2,465,000	2,598,209
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,909,405
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1998 A, 5.2% 12/1/08 (c)	1,300,000	1,308,190
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,611,242
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,000,000	8,452,560
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,510,000	8,991,411
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	2,030,000	2,052,858
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,899,013
5.5% 7/1/17 (FSA Insured)	2,105,000	2,154,341
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	$ 2,275,000	$ 2,318,453
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,364,880
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,750,171
5% 7/1/22 (FSA Insured) (c)	6,140,000	6,373,136
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,153,550
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,475,452
5% 7/1/18 (MBIA Insured)	2,000,000	2,093,560
5% 7/1/19 (MBIA Insured)	6,915,000	7,212,691
5% 7/1/20 (MBIA Insured)	2,505,000	2,606,177
5% 7/1/21 (AMBAC Insured)	5,010,000	5,236,051
5% 7/1/21 (MBIA Insured)	3,000,000	3,114,810
5% 7/1/22 (MBIA Insured)	2,000,000	2,073,380
5% 7/1/35 (AMBAC Insured)	10,000,000	10,336,100
5.125% 7/1/17 (Pre-Refunded to 7/1/09 @ 101) (d)	3,000,000	3,104,370
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	11,904,484
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,704,215
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,145,520
5.625% 7/1/12 (Escrowed to Maturity) (d)	1,095,000	1,146,870
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.):
5% 7/1/18 (FGIC Insured) (c)	1,500,000	1,561,815
5% 7/1/19 (FGIC Insured) (c)	1,000,000	1,036,350
5% 7/1/20 (FGIC Insured) (c)	1,360,000	1,406,145
5% 7/1/21 (FGIC Insured) (c)	1,000,000	1,031,510
(Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	10,395,000	10,940,634
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	7,374,028
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,339,282
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,239,650
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,231,500
5.5% 1/1/17 (AMBAC Insured) (c)	6,470,000	6,761,215
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,260,340
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,208,900
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	20,000,000	19,380,000
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A: - continued
5% 8/15/22 (FSA Insured)	$ 5,540,000	$ 5,820,213
5% 8/15/23 (FSA Insured)	6,000,000	6,295,140
5% 8/15/24 (FSA Insured)	7,100,000	7,439,380
5% 8/15/25 (FSA Insured)	2,350,000	2,459,087
5% 8/15/27 (MBIA Insured)	10,000,000	10,443,500
5% 8/15/30 (FSA Insured)	101,600,000	105,686,336
5% 8/15/37 (AMBAC Insured)	20,000,000	20,832,800
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,817,065
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,144,190
5.5% 1/1/34 (FGIC Insured)	9,000,000	10,415,430
Massachusetts Spl. Oblig. Rev. Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,092,100
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,168,144
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,786,818
5.5% 6/1/16 (FSA Insured)	3,000,000	3,317,640
5.5% 6/1/18 (FSA Insured)	9,740,000	10,849,873
5.5% 6/1/19 (FSA Insured)	10,000,000	11,161,900
Massachusetts State College Bldg. Auth. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,169,100
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,314,656
5% 5/1/18 (MBIA Insured)	2,270,000	2,383,727
5% 5/1/31 (AMBAC Insured)	5,000,000	5,197,050
5% 5/1/36 (AMBAC Insured)	8,000,000	8,286,000
5% 5/1/43 (MBIA Insured)	11,410,000	11,658,053
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,201,347
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,154,683
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,374,539
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,831,929
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,069,204
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,795,239
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,207,778
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,023,396
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,629,876
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,010,870
5.25% 1/1/29 (AMBAC Insured)	45,615,000	46,787,762
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series A:
0% 1/1/25 (MBIA Insured)	$ 5,110,000	$ 2,299,193
0% 1/1/29 (MBIA Insured)	33,195,000	12,200,158
5% 1/1/37 (MBIA Insured)	26,440,000	26,478,602
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,513,111
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,090,640
0% 1/1/17 (MBIA Insured)	7,705,000	5,120,204
0% 1/1/18 (MBIA Insured)	2,025,000	1,281,947
0% 1/1/19 (MBIA Insured)	13,815,000	8,323,399
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	15,510,000	16,205,313
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,796,917
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	318,341
5% 8/1/34	150,000	154,821
5% 8/1/34 (Pre-Refunded to 8/1/14 @ 100) (d)	905,000	963,716
5.25% 8/1/15	2,435,000	2,616,042
Series 12:
5% 8/1/19	13,995,000	14,826,443
5% 8/1/20	7,000,000	7,394,380
Series 2004 A:
5.25% 2/1/16	6,110,000	6,627,945
5.25% 2/1/17	6,435,000	7,017,432
5.25% 2/1/18	6,300,000	6,890,373
5.25% 2/1/22	1,170,000	1,290,299
5.25% 8/1/22	6,525,000	7,212,474
5.25% 2/1/23	1,390,000	1,539,912
5.25% 2/1/24	1,170,000	1,297,413
5.25% 8/1/24	3,780,000	4,200,147
Series 3, 5.4% 2/1/10	300,000	303,228
Series 4, 5.125% 8/1/14	70,000	71,447
Series 5, 5.25% 8/1/15	75,000	77,546
Series 6:
5.25% 8/1/19	30,000	31,246
5.5% 8/1/30	17,580,000	18,473,416
5.625% 8/1/14	115,000	121,915
5.625% 8/1/15	25,000	26,496
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 6:
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (d)	$ 975,000	$ 1,034,475
5.625% 8/1/16	485,000	513,736
Series 7:
5.25% 2/1/16	4,495,000	4,703,883
5.25% 2/1/17	2,795,000	2,921,753
Series 8:
5% 8/1/17	110,000	114,632
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (d)	5,540,000	5,821,820
5% 8/1/20	105,000	108,941
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (d)	5,395,000	5,669,444
Series 9:
5.25% 8/1/33	595,000	629,742
5.25% 8/1/33 (Pre-Refunded to 8/1/13 @ 100) (d)	2,590,000	2,776,713
Series A, 5.25% 8/1/16	21,700,000	23,629,564
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,029
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,016,462
5.25% 8/1/12	565,000	578,142
5.25% 8/1/13	330,000	337,511
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,043,241
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series A:
5% 8/1/23 (FSA Insured)	2,000,000	2,101,820
5% 8/1/25 (FSA Insured)	2,000,000	2,095,480
5% 8/1/26 (FSA Insured)	2,000,000	2,092,300
5% 8/1/27 (FSA Insured)	2,000,000	2,090,720
5% 8/1/28 (FSA Insured)	2,000,000	2,087,580
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,665,957
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,650,880
6.5% 7/15/19 (Escrowed to Maturity) (d)	21,960,000	25,775,330
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,227,403
5.5% 8/1/15 (FSA Insured)	1,500,000	1,637,640
5.5% 8/1/16 (FSA Insured)	1,425,000	1,578,330
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,539,536
Series J:
5% 8/1/42	8,160,000	8,311,450
5.5% 8/1/20 (FSA Insured)	1,000,000	1,116,400
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	$ 1,030,000	$ 1,115,943
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,106,836
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,077,780
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,255,553
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,479,046
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,071,060
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,154,458
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,317,288
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,070,750
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,196,806
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,074,827
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,245,886
5% 9/1/18 (AMBAC Insured)	1,090,000	1,156,076
5% 9/1/19 (AMBAC Insured)	1,085,000	1,146,183
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,191,140
5% 3/15/21 (MBIA Insured)	2,190,000	2,279,921
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,600,305
5% 1/15/20 (FGIC Insured)	1,350,000	1,411,209
Springfield Gen. Oblig.:
5% 8/1/15 (FSA Insured)	1,000,000	1,065,730
5% 8/1/16 (FSA Insured)	8,000,000	8,549,440
5% 8/1/17 (FSA Insured)	5,000,000	5,338,800
5% 8/1/18 (FSA Insured)	7,210,000	7,663,581
5% 8/1/22 (MBIA Insured)	3,610,000	3,769,490
5% 8/1/23 (MBIA Insured)	2,050,000	2,137,761
5.25% 1/15/18 (Pre-Refunded to 1/15/13 @ 100) (d)	1,000,000	1,066,190
5.75% 8/1/14 (FSA Insured)	4,000,000	4,428,560
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,412,545
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (d)	4,860,000	5,298,712
Series 2004 A, 5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (d)	1,000,000	1,090,270
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	$ 3,300,000	$ 3,489,486
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,528,684
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,364,966
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,058,400
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,137,645
		1,738,896,152
Puerto Rico - 4.4%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.):
Series 2006 A, 5.25% 7/1/26	3,000,000	3,165,810
Series A, 5.25% 7/1/30	5,500,000	5,775,110
Series B:
5% 7/1/35	2,625,000	2,685,533
5.25% 7/1/32	11,625,000	12,180,443
Series 2006A, 3.474% 7/1/21 (FGIC Insured) (b)	5,400,000	5,274,774
Series A:
5.25% 7/1/18	3,500,000	3,671,780
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,649,475
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,270,540
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,919,470
Series L, 5.25% 7/1/41 (CIFG North America Insured)	3,010,000	3,355,398
Series N, 5.25% 7/1/39 (FGIC Insured)	7,500,000	8,338,200
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	10,745,000	11,326,412
Series C, 5.5% 7/1/25 (AMBAC Insured)	7,500,000	8,524,800
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	3,790,000	3,942,358
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	15,600,000	2,949,804
0% 8/1/54 (AMBAC Insured)	15,600,000	1,483,404
		80,513,311
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	$ 805,000	$ 833,972
5% 10/1/13	700,000	732,795
5.25% 10/1/16	750,000	795,368
		2,362,135
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,801,381,557)	1,824,006,899
NET OTHER ASSETS - 1.0%	18,054,255
NET ASSETS - 100%	$ 1,842,061,154
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,830,596 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 11,081,643
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	18.3%
General Obligations	16.7%
Transportation	15.4%
Escrowed/Pre-Refunded	14.5%
Education	13.8%
Water & Sewer	10.4%
Health Care	6.2%
Others* (individually less than 5%)	4.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,801,381,557)		$ 1,824,006,899
Cash		14,820,886
Receivable for fund shares sold		1,143,362
Interest receivable		22,022,611
Prepaid expenses		3,283
Other receivables		124,462
Total assets		1,862,121,503

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 16,172,514
Payable for fund shares redeemed	1,017,276
Distributions payable	1,872,352
Accrued management fee	559,989
Other affiliated payables	406,422
Other payables and accrued expenses	31,796
Total liabilities		20,060,349

Net Assets		$ 1,842,061,154
Net Assets consist of:
Paid in capital		$ 1,813,385,639
Undistributed net investment income		197,622
Accumulated undistributed net realized gain (loss) on investments		5,852,551
Net unrealized appreciation (depreciation) on investments		22,625,342
Net Assets, for 157,169,345 shares outstanding		$ 1,842,061,154
Net Asset Value, offering price and redemption price per share ($1,842,061,154 ÷ 157,169,345 shares)		$ 11.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Interest		$ 41,395,824

Expenses
Management fee	$ 3,416,077
Transfer agent fees	634,577
Accounting fees and expenses	171,097
Custodian fees and expenses	12,998
Independent trustees' compensation	2,942
Registration fees	17,101
Audit	29,801
Legal	9,081
Miscellaneous	8,414
Total expenses before reductions	4,302,088
Expense reductions	(308,708)	3,993,380
Net investment income		37,402,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,111,396
Change in net unrealized appreciation (depreciation) on investment securities		(23,090,794)
Net gain (loss)		(16,979,398)
Net increase (decrease) in net assets resulting from operations		$ 20,423,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 37,402,444	$ 74,795,006
Net realized gain (loss)	6,111,396	6,824,149
Change in net unrealized appreciation (depreciation)	(23,090,794)	(7,965,271)
Net increase (decrease) in net assets resulting from operations	20,423,046	73,653,884
Distributions to shareholders from net investment income	(37,344,111)	(73,900,905)
Distributions to shareholders from net realized gain	(2,040,733)	(5,580,754)
Total distributions	(39,384,844)	(79,481,659)
Share transactions Proceeds from sales of shares	189,376,459	337,892,247
Reinvestment of distributions	27,703,677	57,327,195
Cost of shares redeemed	(201,127,357)	(394,435,017)
Net increase (decrease) in net assets resulting from share transactions	15,952,779	784,425
Redemption fees	9,395	19,206
Total increase (decrease) in net assets	(2,999,624)	(5,024,144)

Net Assets
Beginning of period	1,845,060,778	1,850,084,922
End of period (including undistributed net investment income of $197,622 and undistributed net investment income of $365,005, respectively)	$ 1,842,061,154	$ 1,845,060,778
Other Information Shares
Sold	16,041,107	28,561,187
Issued in reinvestment of distributions	2,344,886	4,839,639
Redeemed	(17,087,064)	(33,400,044)
Net increase (decrease)	1,298,929	782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.87	$ 12.20	$ 12.30	$ 12.22	$ 11.94
Income from Investment Operations
Net investment income D	.237	.484	.497	.519	.523	.535
Net realized and unrealized gain (loss)	(.107)	-	(.169)	.051	.244	.343
Total from investment operations	.130	.484	.328	.570	.767	.878
Distributions from net investment income	(.237)	(.478)	(.498)	(.521)	(.526)	(.531)
Distributions from net realized gain	(.013)	(.036)	(.160)	(.149)	(.161)	(.067)
Total distributions	(.250)	(.514)	(.658)	(.670)	(.687)	(.598)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 11.72	$ 11.84	$ 11.87	$ 12.20	$ 12.30	$ 12.22
Total Return B, C	1.10%	4.17%	2.76%	4.80%	6.43%	7.51%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47% A	.47%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.43% A	.44%	.44%	.46%	.47%	.46%
Net investment income	4.05% A	4.09%	4.11%	4.27%	4.25%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,842,061	$ 1,845,061	$ 1,850,085	$ 1,775,774	$ 1,851,994	$ 1,988,509
Portfolio turnover rate	21% A	14%	21%	22%	14%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/07	% of fund's investments 1/31/07	% of fund's investments 7/31/06
0 - 30	88.0	95.1	95.3
31 - 90	7.3	1.9	3.2
91 - 180	0.2	0.6	1.0
181 - 397	4.5	2.4	0.5
Weighted Average Maturity
	7/31/07	1/31/07	7/31/06
Fidelity Massachusetts Municipal Money Market Fund	24 Days	15 Days	11 Days
Massachusetts Tax-Free Money Market Funds Average *	23 Days	18 Days	15 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2007	As of January 31, 2007
Variable Rate Demand Notes (VRDNs) 83.9%	Variable Rate Demand Notes (VRDNs) 90.5%
Commercial Paper (including CP Mode) 5.2%	Commercial Paper (including CP Mode) 1.6%
Tender Bonds 3.0%	Tender Bonds 0.6%
Municipal Notes 3.0%	Municipal Notes 1.8%
Other Investments 0.8%	Other Investments 0.6%
Net Other Assets 4.1%	Net Other Assets 4.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.9%
	Principal Amount	Value
Massachusetts - 89.8%
Bedford Gen. Oblig. BAN 4.25% 7/24/08	$ 27,010,000	$ 27,150,116
Boston Gen. Oblig. Participating VRDN Series PZ 226, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,070,000	6,070,000
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 3.66%, LOC Bank of America NA, VRDN (b)(c)	3,360,000	3,360,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	5,530,000	5,530,000
Series SG 75, 3.64% (Liquidity Facility Societe Generale) (b)(d)	13,480,000	13,480,000
Brockton Gen. Oblig. BAN 4% 5/16/08	9,000,000	9,023,295
Chelmsford Gen. Oblig. BAN 4% 6/20/08	18,003,000	18,052,061
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	11,835,000	11,835,000
Danvers Gen. Oblig. BAN 4.25% 7/11/08	10,392,085	10,443,993
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,675,000	5,675,000
Fall River Gen. Oblig. BAN Series B, 4.25% 7/24/08	12,966,000	13,024,660
Haverhill Gen. Oblig. BAN:
4.25% 3/28/08	3,860,000	3,875,881
4.5% 11/9/07	4,169,589	4,178,205
Massachusetts Participating VRDN:
Series Clipper 06 11, 3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	53,900,000	53,900,000
Series Clipper 07 18, 3.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	84,675,000	84,675,000
Massachusetts Bay Trans. Auth. Participating VRDN:
Series EGL 04 24, Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	10,070,000	10,070,000
Series EGL 99 2101, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	12,600,000	12,600,000
Series Merlots 00 H, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	24,930,000	24,930,000
Series PA 675, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,670,000	4,670,000
Series PT 3619, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,950,000	9,950,000
Series PT 3827, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,765,000	5,765,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Participating VRDN: - continued
Series Putters 1062, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 12,280,000	$ 12,280,000
Series ROC II R6522, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,375,000	10,375,000
Series TOC 04 D, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	26,670,000	26,670,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series DB 163, 3.64% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,515,000	5,515,000
Series DB 183, 3.64% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,475,000	8,475,000
Series MACN 05 E, 3.65% (Liquidity Facility Bank of America NA) (b)(d)	7,600,000	7,600,000
Series Merlots 06 B35, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	48,400,000	48,400,000
Series MS 01 723, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	34,160,000	34,160,000
Series MS 1195, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	10,445,500	10,445,500
Series PT 1580, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000,000	10,000,000
Series PT 2459, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	41,880,000	41,880,000
Series PT 3585, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	25,040,000	25,040,000
Series PT 3603, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,370,000	16,370,000
Series Putters 1387, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,590,000	6,590,000
Series Putters 1824, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,195,000	11,195,000
Series Putters 1825, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680,000	5,680,000
Series Putters 733T, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,070,000	10,070,000
Series ROC II R1034, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,980,000	7,980,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 3.69%, LOC Wachovia Bank NA, VRDN (b)(c)	3,250,000	3,250,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 3.77% tender 9/6/07, CP mode (c)	$ 20,400,000	$ 20,400,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 3.73%, LOC Bank of America NA, VRDN (b)(c)	3,200,000	3,200,000
(Monkiewicz Realty Trust Proj.) 3.63%, LOC Bank of America NA, VRDN (b)(c)	4,695,000	4,695,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series A, 3.67%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) 3.66%, LOC Fannie Mae, VRDN (b)(c)	20,000,000	20,000,000
(Casco Crossing Proj.) 3.69%, LOC Fannie Mae, VRDN (b)(c)	13,000,000	13,000,000
(Georgetown Village Apts. Proj.) 3.69%, LOC Fannie Mae, VRDN (b)(c)	9,750,000	9,750,000
(Salem Heights Apts. Proj.) Series A, 3.66%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(c)	16,600,000	16,600,000
Series A, 3.7%, LOC Bayerische Landesbank (UNGTD), VRDN (b)(c)	23,000,000	23,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 3.68%, LOC SunTrust Banks, Inc., VRDN (b)(c)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,835,000	20,835,000
Series LB 05 K10, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,500,000	3,500,000
Series LB 06 K49W, 3.68% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000,000	10,000,000
Series MACN 05 J, 3.65% (Liquidity Facility Bank of America NA) (b)(d)	17,195,000	17,195,000
Series MACN 06 P, 3.65% (Liquidity Facility Bank of America NA) (b)(d)	8,760,000	8,760,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.66%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,705,000	6,705,000
(Beaver Country Day School Proj.) 3.64%, LOC Allied Irish Banks PLC, VRDN (b)	7,700,000	7,700,000
(Boston Renaissance Charter School Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	12,655,000	12,655,000
(Dean College Issue Prog.) 3.6%, LOC Citizens Bank of Massachusetts, VRDN (b)	5,620,000	5,620,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Edgewood Retirement Proj.) Series A, 3.69%, LOC Lloyds TSB Bank PLC, VRDN (b)	$ 10,520,000	$ 10,520,000
(Fifteen-O-Five West Housatonic LLC Proj.) 3.68%, LOC HSBC Bank USA, VRDN (b)(c)	3,075,000	3,075,000
(ISO New England, Inc. Proj.) 3.64%, LOC KeyBank NA, VRDN (b)	18,800,000	18,800,000
(Masonic Nursing Home, Inc. Proj.) 3.65%, LOC Citizens Bank of Massachusetts, VRDN (b)	15,005,000	15,005,000
(Neighborhood House Charter Proj.) Series A, 3.61%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School Proj.) 3.61%, LOC Bank of America NA, VRDN (b)	7,535,000	7,535,000
(Seashore Point - Deaconess, Inc. Proj.) 3.62%, LOC Banco Santander Central Hispano SA, VRDN (b)	5,000,000	5,000,000
(Sherburne Commons, Inc. Proj.) 3.62%, LOC Comerica Bank, Detroit, VRDN (b)	24,100,000	24,100,000
(The May Institute, Inc. Proj.) Series H, 3.61%, LOC Banco Santander Central Hispano SA, VRDN (b)	6,500,000	6,500,000
(The Rivers School Proj.) 3.62%, LOC Citizens Bank of Massachusetts, VRDN (b)	7,000,000	7,000,000
(Third Sector New England, Inc. Proj.) Series A, 3.61%, LOC Bank of America NA, VRDN (b)	17,600,000	17,600,000
(WGBH Edl. Foundation Proj.):
Series 2005 A, 3.61% (AMBAC Insured), VRDN (b)	15,910,000	15,910,000
Series B, 3.61% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.) Series A, 3.62%, LOC Citizens Bank of Massachusetts, VRDN (b)	25,680,000	25,680,000
Series 2001, 3.7% 9/6/07, LOC JPMorgan Chase Bank, CP	5,000,000	5,000,000
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Participating VRDN Series UBS 07 8, 3.67% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	9,700,000	9,700,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series MS 06 1669, 3.68% (Liquidity Facility Morgan Stanley) (b)(c)(d)	3,875,000	3,875,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2006 C, 5% 5/1/08 (CIFG North America Insured)	5,750,000	5,806,481
Series A, 5.375% 8/1/08 (MBIA Insured)	6,330,000	6,432,739
Series PT 2289, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	11,100,000	11,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series AAB 00 18, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	$ 14,740,000	$ 14,740,000
Series AAB 02 18, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,375,000	14,375,000
Series BA 01 O, 3.65% (Liquidity Facility Bank of America NA) (b)(d)	2,785,000	2,785,000
Series BA 02 C, 3.65% (Liquidity Facility Bank of America NA) (b)(d)	3,490,000	3,490,000
Series Clipper 07 06, 3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	47,850,000	47,850,000
Series EC 1107, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,455,000	10,455,000
Series EGL 00 2102, 3.67% (Liquidity Facility Citibank NA) (b)(d)	7,400,000	7,400,000
Series EGL 01 2105, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	14,585,000	14,585,000
Series EGL 02 6008 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	7,860,000	7,860,000
Series IXIS 04 9, 3.65% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	22,565,000	22,565,000
Series LB 05 P1U, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	18,170,000	18,170,000
Series LB 06 K16, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,825,000	5,825,000
Series LB 07 P28, 3.68% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	16,075,000	16,075,000
Series MACN 05 C, 3.65% (Liquidity Facility Bank of America NA) (b)(d)	3,950,000	3,950,000
Series Merlots 04 B12, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,590,000	10,590,000
Series Merlots 06 B30, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	25,555,000	25,555,000
Series Merlots 06 B8, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	29,930,000	29,930,000
Series MS 01 535, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	19,847,000	19,847,000
Series MS 01 785 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	8,795,000	8,795,000
Series MS 06 1496, 3.65% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	5,705,000	5,705,000
Series MS 1015, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	7,056,000	7,056,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series MS 1186, 3.65% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	$ 16,230,000	$ 16,230,000
Series MT 127, 3.64% (Liquidity Facility BNP Paribas SA) (b)(d)	5,495,000	5,495,000
Series PA 1059, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,900,000	4,900,000
Series PA 945R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PT 1390, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,080,000	10,080,000
Series PT 1609, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995,000	9,995,000
Series PT 1611, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,575,000	15,575,000
Series PT 1618, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,010,000	8,010,000
Series PT 1802, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,945,000	4,945,000
Series PT 2008, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,965,000	10,965,000
Series PT 2015, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,065,000	11,065,000
Series PT 2118, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,400,000	10,400,000
Series PT 2252, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,320,000	11,320,000
Series PT 2421, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,235,000	26,235,000
Series PT 2426, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	21,630,000	21,630,000
Series PT 2427, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,745,000	6,745,000
Series PT 2618, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,980,000	5,980,000
Series PT 3202, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,860,000	19,860,000
Series PT 3222, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,850,000	2,850,000
Series PT 3423, 3.64% (Liquidity Facility DEPFA BANK PLC) (b)(d)	19,600,000	19,600,000
Series PT 3544, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,540,000	16,540,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 3650, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 45,525,000	$ 45,525,000
Series PT 3651, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	118,185,000	118,184,999
Series PT 3673, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	20,400,000	20,400,000
Series PT 3742, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,390,000	6,390,000
Series PT 3841, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,295,000	11,295,000
Series PT 3989, 3.64% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	22,925,000	22,925,000
Series PT 4143, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	44,495,000	44,495,000
Series PT 921, 3.64% (Liquidity Facility BNP Paribas SA) (b)(d)	18,700,000	18,700,000
Series PT 983, 3.64% (Liquidity Facility DEPFA BANK PLC) (b)(d)	25,800,000	25,800,000
Series Putter 1457, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,640,000	8,640,000
Series Putters 1845, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	31,495,000	31,495,000
Series Putters 300, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	24,050,000	24,050,000
Series Putters 301, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	19,240,000	19,240,000
Series Putters 317, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	13,055,000	13,055,000
Series Putters 340, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,340,000	6,340,000
Series Putters 343, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,745,000	7,745,000
Series Putters 402, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	29,780,000	29,780,000
Series Putters 571, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,115,000	5,115,000
Series Putters 794, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,410,000	5,410,000
Series ROC II R 11130, 3.66% (Liquidity Facility Citibank NA) (b)(d)	7,900,000	7,900,000
Series ROC II R 11142, 3.66% (Liquidity Facility Citibank NA) (b)(d)	9,080,000	9,080,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 4526, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 5,105,000	$ 5,105,000
Series ROC II R191, 3.66% (Liquidity Facility Citibank NA) (b)(d)	5,995,000	5,995,000
Series ROC II R2042, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,105,000	5,105,000
Series ROC II R6050, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,505,000	14,505,000
(Central Artery Proj.) Series 2000 A, 3.69% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	8,120,000	8,120,000
Series 2005 A, 3.61% (Liquidity Facility Citibank NA), VRDN (b)	15,700,000	15,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	24,500,000	24,500,000
Series BA 02 D, 3.67% (Liquidity Facility Bank of America NA) (b)(d)	10,505,000	10,505,000
Series Clipper 07 08, 3.64% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	11,250,000	11,250,000
Series EGL 7050044 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	11,325,000	11,325,000
Series LB 05 F5, 3.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,135,000	6,135,000
Series Merlots 00 T, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,955,000	3,955,000
Series Merlots 00 WW, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	27,890,000	27,890,000
Series Merlots 97 Y, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,355,000	6,355,000
Series MS 01 587, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	11,590,500	11,590,500
Series MS 1123, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	15,661,000	15,661,000
Series PA 1385, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,615,000	2,615,000
Series PA 595R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,155,000	4,155,000
Series PA 973R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,195,000	9,195,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 2256, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,340,000	$ 9,340,000
Series PT 2872, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,735,000	4,735,000
Series PT 3808, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,645,000	9,645,000
Series PT 4068, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,555,000	11,555,000
Series PT 904, 3.64% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	26,510,000	26,510,000
Series ROC II R294, 3.66% (Liquidity Facility Citibank NA) (b)(d)	4,995,000	4,995,000
Series SGB 42, 3.65% (Liquidity Facility Societe Generale) (b)(d)	27,080,000	27,080,000
Series Solar 07 001, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	20,500,000	20,500,000
(Harvard Univ. Proj.) Series GG1, 3.59%, VRDN (b)	46,600,000	46,600,000
(Winchester Hosp. Proj.):
Series F, 3.63%, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Series G, 3.63%, LOC Bank of America NA, VRDN (b)	4,490,000	4,490,000
3.71% 9/10/07, CP	25,000,000	25,000,000
3.71% 9/13/07, CP	12,300,000	12,300,000
3.72% 9/13/07, CP	2,000,000	2,000,000
3.72% 9/13/07, CP	5,545,000	5,545,000
3.73% 9/12/07, CP	14,600,000	14,600,000
3.74% 9/13/07, CP	18,900,000	18,900,000
3.75% 9/13/07, CP	16,300,000	16,300,000
Massachusetts Hsg. Fin. Agcy.:
Multi Family Dev. Rev. (Princeton Crossing LP Proj.) Series 1996, 3.66%, LOC Fannie Mae, VRDN (b)(c)	18,900,000	18,900,000
Rent Hsg. Mtg. Rev. Series A, 3.64% (FSA Insured), VRDN (b)(c)	15,830,000	15,830,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series S, 4% 12/1/07 (c)	3,500,000	3,505,343
Participating VRDN:
Series Floaters 06 0101, 3.65% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	3,380,000	3,380,000
Series LB 05 L27, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	14,430,000	14,430,000
Series Merlots H, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN:
Series ROC II R421, 3.69% (Liquidity Facility Citibank NA) (b)(c)(d)	$ 4,600,000	$ 4,600,000
Series Stars 07 32, 3.68% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	9,935,000	9,935,000
Series A, 3.66%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	29,290,000	29,290,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 3.73%, LOC Bank of America NA, VRDN (b)(c)	1,800,000	1,800,000
(Abbott Box Co. Proj.) Series 1997, 3.63%, LOC Bank of America NA, VRDN (b)(c)	1,940,000	1,940,000
(Barbour Corp. Proj.) Series 1998, 3.63%, LOC Bank of America NA, VRDN (b)(c)	3,790,000	3,790,000
(BBB Esq. LLC Proj.) Series 1996, 3.73%, LOC Bank of America NA, VRDN (b)(c)	1,300,000	1,300,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 3.63%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,280,000	1,280,000
(Brady Enterprises Proj.) Series 1996, 3.63%, LOC Bank of America NA, VRDN (b)(c)	2,050,000	2,050,000
(Decas Cranberry Proj.) Series 1997, 3.63%, LOC Bank of America NA, VRDN (b)(c)	3,750,000	3,750,000
(Interpolymer Corp. Proj.) Series 1992, 3.73%, LOC Bank of America NA, VRDN (b)(c)	1,400,000	1,400,000
(Riverdale Mills Corp. Proj.) Series 1995, 3.73%, LOC Bank of America NA, VRDN (b)(c)	1,700,000	1,700,000
(United Plastics Proj.) Series 1997, 3.63%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,320,000	2,320,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 3.75% tender 9/13/07, CP mode	14,250,000	14,250,000
Series 1993 A:
3.75% tender 9/12/07, CP mode	13,500,000	13,500,000
3.79% tender 9/13/07, CP mode	13,700,000	13,700,000
Series 1993 B, 3.78% tender 9/12/07, CP mode	27,250,000	27,250,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	5,000,000	4,813,221
(Cap. Appreciation) Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	19,000,000	19,000,000
(Goddard House Proj.) 3.64%, LOC Bank of America NA, VRDN (b)	9,700,000	9,700,000
(Heritage at Dartmouth Proj.) Series 1996, 3.63%, LOC Bank of America NA, VRDN (b)(c)	4,475,000	4,475,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.63%, LOC Bank of America NA, VRDN (b)	$ 4,400,000	$ 4,400,000
Series 1994 B, 3.63%, LOC Bank of America NA, VRDN (b)	5,400,000	5,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.61%, LOC Bank of America NA, VRDN (b)	2,765,000	2,765,000
(Youville Place Proj.) Series 1996, 3.67% (AMBAC Insured), VRDN (b)	4,500,000	4,500,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	23,960,000	23,960,000
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series Merlots 00 Q, 3.83% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	21,345,000	21,345,000
Series PA 592, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,850,000	4,850,000
Series PA 600R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,850,000	4,850,000
Series PT 895, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,930,000	5,930,000
Series Putters 892, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,145,000	5,145,000
Series ROC II R 2031, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,260,000	7,260,000
Series Solar 06 108, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,700,000	14,700,000
Series 2003 B, 3.72% 9/6/07, LOC Bank of New York, New York, CP (c)	49,000,000	49,000,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 3.66%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Participating VRDN Series BS 313, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,720,000	10,720,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 06 55 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	6,800,000	6,800,000
Series EGL 06 92 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	13,305,000	13,305,000
Series EGL 07 0031, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	58,600,000	58,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series EGL 07 0032, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 69,300,000	$ 69,300,000
Series EGL 07 0067, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	41,660,000	41,660,000
Series EGL 07 0092, 3.65% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (b)(d)	27,295,000	27,295,000
Series MS 06 1710, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	6,700,000	6,700,000
Series PT 3105, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,490,000	7,490,000
Series PT 3399, 3.64% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	32,150,000	32,150,000
Series Putters 1052Z, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,850,000	8,850,000
Series Putters 1185, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,160,000	10,160,000
Series Putters 1376, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,795,000	9,795,000
Series Putters 1377 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	68,055,000	68,055,000
Series Putters 1712 T, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,430,000	10,430,000
Series Putters 1744, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	18,440,000	18,440,000
Series Putters 1822, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,710,000	16,710,000
Series Putters 1984, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	18,600,000	18,600,000
Series ROC II R 613, 3.66% (Liquidity Facility Citibank NA) (b)(d)	7,610,000	7,610,000
Series ROC II R414, 3.66% (Liquidity Facility Citibank NA) (b)(d)	23,870,000	23,870,000
Series Solar 05 03, 3.8% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	39,535,000	39,535,000
Series A, 3.7% 10/5/07, LOC Bank of Nova Scotia, New York Agcy., CP	22,100,000	22,100,000
Massachusetts Spl. Dedicated Tax Rev. Participating VRDN Series LB 07 P18, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	37,825,000	37,825,000
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Bonds Series PT 3058, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	59,280,000	59,280,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.: - continued
Participating VRDN:
Series EGL 04 25 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	$ 6,015,000	$ 6,015,000
Series MACN 05 K, 3.65% (Liquidity Facility Bank of America NA) (b)(d)	22,700,000	22,700,000
Series Merlots 05 A14, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	17,415,000	17,415,000
Series Merlots B19, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,815,000	19,815,000
Series PT 3511, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	37,260,000	37,260,000
Series PT 3573, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,415,000	5,415,000
Series PT 3612, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,590,000	11,590,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,995,000	4,995,000
Series PT 1427, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,990,000	9,990,000
Series PT 2484, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,950,000	15,950,000
Massachusetts State College Bldg. Auth. Rev. Participating VRDN Series Merlots 00 B11, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,080,000	8,080,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	11,860,000	11,860,000
Series PA 672, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,840,000	6,840,000
Series PT 135, 3.64% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	14,485,000	14,485,000
Series ROC II R 536, 3.66% (Liquidity Facility Citibank NA) (b)(d)	6,505,000	6,505,000
Series SG 124, 3.64% (Liquidity Facility Societe Generale) (b)(d)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,405,000	9,405,000
Massachusetts Wtr. Auth. Participating VRDN Series LB 07 KL3, 3.65% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	23,000,000	23,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	$ 21,165,000	$ 21,165,000
Participating VRDN:
Series EC 1058, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,455,000	14,455,000
Series Putters 577, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	9,965,000	9,965,000
Series Putters 578, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	40,000	40,000
Series PZ 155, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,020,000	10,020,000
Series ROC II R1027, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,855,000	7,855,000
Series ROC II R1036, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,100,000	10,100,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	24,200,000	24,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series AAB 05 10, 3.65% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	16,995,000	16,995,000
Series EGL 00 2103, 3.67% (Liquidity Facility Citibank NA) (b)(d)	5,600,000	5,600,000
Series EGL 02 2101, 3.65% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	14,660,000	14,660,000
Series EGL 06 0097, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,645,000	11,645,000
Series EGL 7050011 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	10,990,000	10,990,000
Series EGL 7050015, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	26,660,000	26,660,000
Series Merlots 06 A1, 3.68% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,965,000	9,965,000
Series MS 1080, 3.65% (Liquidity Facility Morgan Stanley) (b)(d)	5,770,000	5,770,000
Series PA 637, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,625,000	4,625,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series PT 1382, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,525,000	$ 6,525,000
Series PT 2175, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,540,000	8,540,000
Series PT 3855, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	82,810,000	82,810,000
Series Putters 1905, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	21,900,000	21,900,000
Series Putters 826, 3.64% (Liquidity Facility Dresdner Bank AG) (b)(d)	12,535,000	12,535,000
Series ROC II R 762, 3.66% (Liquidity Facility Citibank NA) (b)(d)	10,720,000	10,720,000
Solar 06 86, 3.63% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,760,000	6,760,000
Stars 07 05, 3.65% (Liquidity Facility BNP Paribas SA) (b)(d)	28,845,000	28,845,000
Series 1998 D, 3.6% (FGIC Insured), VRDN (b)	18,635,000	18,635,000
3.7% 8/8/07, LOC Bayerische Landesbank Girozentrale, CP	7,000,000	7,000,000
Middleborough Gen. Oblig. BAN Series A, 4% 9/28/07	83,674	83,728
Nantucket Gen. Oblig. BAN 4% 2/28/08	25,481,575	25,521,459
Needham Gen. Oblig. BAN 4% 6/13/08	13,000,000	13,035,776
New Bedford Gen. Oblig. BAN Series 2007 B, 4.25% 2/15/08	9,258,000	9,287,057
Pittsfield Gen. Oblig. BAN 4% 3/14/08	7,606,000	7,620,976
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	19,900,000	19,900,000
Series EGL 01 2101, 3.67% (Liquidity Facility Citibank NA) (b)(d)	7,600,000	7,600,000
Series ROC II R26, 3.66% (Liquidity Facility Citibank NA) (b)(d)	11,285,000	11,285,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 00 2, 3.63% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	15,360,000	15,360,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Participating VRDN:
Series ROC II 4044, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,460,000	9,460,000
Series ROC II R 4522, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,600,000	8,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Facilities Rev.: - continued
Participating VRDN:
Series ROC II R4555, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 5,930,000	$ 5,930,000
Series 1, 3.61% (AMBAC Insured), VRDN (b)	22,770,000	22,770,000
		4,486,369,990
Puerto Rico - 6.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (b)(d)	66,700,000	66,700,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Floater 53G, 3.64% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,600,000	2,600,000
Series Merlots 01 A107, 3.66% (Liquidity Facility Bank of New York, New York) (b)(d)	18,820,000	18,820,000
Series MT 251, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,675,000	17,675,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series EC 1004, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	81,365,000	81,365,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.66% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,300,000	5,300,000
Series ROC II R 790, 3.64% (Liquidity Facility Citibank NA) (b)(d)	30,385,000	30,385,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series EGL 01 5101 Class A, 3.65% (Liquidity Facility Citibank NA) (b)(d)	9,725,000	9,725,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EC 1144, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,000,000	15,000,000
Series EGL 07 0046, 3.63% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	14,850,000	14,850,000
Puerto Rico Govt. Dev. Bank Participating VRDN:
Series MT 254, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,720,000	26,720,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Participating VRDN: - continued
Series MT 255, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 10,750,000	$ 10,750,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,860,000	3,860,000
		303,750,000
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $4,790,119,990)		4,790,119,990
NET OTHER ASSETS - 4.1%		203,777,164
NET ASSETS - 100%		$ 4,993,897,154
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,900,000 or 1.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $151,580,000 or 3.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 2289, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	7/22/04	$ 11,100,000
Security	Acquisition Date	Cost
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Solar 07 001, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota)	1/4/07 - 6/21/07	$ 20,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Solar 05 03, 3.8% (Liquidity Facility U.S. Bank NA, Minnesota)	7/12/07	$ 39,535,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series PT 3058, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	7/28/05	$ 59,280,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 21,165,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 44,933

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,790,119,990)		$ 4,790,119,990
Cash		129,802,058
Receivable for investments sold		7,668,100
Receivable for fund shares sold		72,006,516
Interest receivable		39,375,994
Distributions receivable from Fidelity Central Funds		8,713
Prepaid expenses		6,757
Other receivables		1,247,157
Total assets		5,040,235,285

Liabilities
Payable for fund shares redeemed	$ 42,918,230
Distributions payable	246,088
Accrued management fee	1,510,190
Other affiliated payables	1,625,853
Other payables and accrued expenses	37,770
Total liabilities		46,338,131

Net Assets		$ 4,993,897,154
Net Assets consist of:
Paid in capital		$ 4,993,132,301
Undistributed net investment income		98,408
Accumulated undistributed net realized gain (loss) on investments		666,445
Net Assets, for 4,991,090,448 shares outstanding		$ 4,993,897,154
Net Asset Value, offering price and redemption price per share ($4,993,897,154 ÷ 4,991,090,448 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2007 (Unaudited)

Investment Income
Interest		$ 88,882,592
Income from Fidelity Central Funds		44,933
Total income		88,927,525

Expenses
Management fee	$ 9,134,655
Transfer agent fees	3,146,167
Accounting fees and expenses	213,937
Custodian fees and expenses	36,618
Independent trustees' compensation	7,868
Registration fees	(22,945)
Audit	29,878
Legal	27,221
Miscellaneous	18,757
Total expenses before reductions	12,592,156
Expense reductions	(2,616,706)	9,975,450
Net investment income		78,952,075
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		307,717
Net increase in net assets resulting from operations		$ 79,259,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,952,075	$ 132,923,555
Net realized gain (loss)	307,717	1,066,676
Net increase in net assets resulting from operations	79,259,792	133,990,231
Distributions to shareholders from net investment income	(79,035,142)	(132,922,224)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,428,060,070	13,561,686,424
Reinvestment of distributions	77,651,499	130,909,063
Cost of shares redeemed	(7,495,771,867)	(12,876,654,521)
Net increase (decrease) in net assets and shares resulting from share transactions	9,939,702	815,940,966
Total increase (decrease) in net assets	10,164,352	817,008,973

Net Assets
Beginning of period	4,983,732,802	4,166,723,829
End of period (including undistributed net investment income of $98,408 and undistributed net investment income of $181,475, respectively)	$ 4,993,897,154	$ 4,983,732,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.021	.008	.006	.010
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.016	.030	.021	.008	.006	.010
Distributions from net investment income	(.016)	(.030)	(.021)	(.008)	(.006)	(.010)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	(.016)	(.030)	(.021)	(.008)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.60%	3.03%	2.07%	.84%	.58%	1.02%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.51%	.51%	.51%	.50%	.51%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.51%	.50%	.51%
Expenses net of all reductions	.40% A	.39%	.42%	.49%	.49%	.48%
Net investment income	3.20% A	2.99%	2.07%	.79%	.58%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,993,897	$ 4,983,733	$ 4,166,724	$ 3,678,016	$ 3,262,714	$ 3,262,761

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, expiring capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 1,800,558,482	$ 34,811,999	$ (11,363,582)	$ 23,448,417
Fidelity Massachusetts Municipal Money Market Fund	4,790,119,990	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $187,902,012 and $202,508,103, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.13%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Massachusetts Municipal Income Fund	1,153

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Massachusetts Municipal Income Fund	$ 12,998	$ 295,710
Fidelity Massachusetts Municipal Money Market Fund	36,618	2,580,088

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Income Fund / Fidelity Massachusetts Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts Municipal Income Fund

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in a fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

The Board recognized that each fund's management contracts incorporate a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MAS-USAN-0907
1.789293.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 20, 2007